Trade and Other Payables	12 Months Ended
Dec. 31, 2021
Trade And Other Payables [Abstract]
Trade and Other Payables

20. TRADE AND OTHER PAYABLES

	2020	2021
Trade payables	$57,898	$59,718
Accrued expenses and other liabilities	23,301	26,366
Accrued interest	5,730	6,239
Warranty provision	6,557	5,801
Deferred revenue	1,760	1,517
Total trade and other payables	$95,246	$99,641